Net foreign exchange loss	12 Months Ended
Dec. 31, 2025
Net foreign exchange loss
Net foreign exchange loss

9Net foreign exchange loss

The 2024 Monetary Policy Statement issued by the Governor of the Reserve Bank of Zimbabwe (“RBZ”) on April 5, 2024 replaced the RTGS$ with a new currency that co-circulates with other foreign currencies in the Zimbabwean economy, named Zimbabwe Gold (“ZiG”). The ZiG was introduced at a rate of ZiG13.56:USD1 on April 5, 2024 and all RTGS$ balances were converted from RTGS$ to ZiG using an exchange rate of ZiG1:RTGS$2,499.

The official exchange rate of the ZiG weakened from ZiG25.80:USD1 at December 31, 2024 to ZiG26.77:USD1 at December 31, 2025 resulting in foreign exchange losses on the ZiG-denominated balances as indicated in the table below.

9Net foreign exchange loss (continued)

The retention threshold on gold receipts in 2024 was 75% in US Dollars and the balance in ZiG. The retention threshold was revised downwards to 70% in US Dollars effective February 6, 2025. The table below illustrates the effect the weakening of the ZiG, RTGS$ and other foreign currencies had on the consolidated statement of profit or loss.

	2025				2024				2023
	ZiG	Other	Total		RTGS$	ZiG	Other	Total	RTGS$	Other	Total
Unrealised foreign exchange gains (losses)	91	(1,144)	(1,053)		—	(1,706)	23	(1,683)	(614)	609	(5)
Taxation and VAT	205	—	205		—	(1,363)	—	(1,363)	(554)	—	(554)
Cash, receivables and intercompany loans	(114)	(1,144)	(1,258)		—	(343)	23	(320)	(60)	609	549

Realised foreign exchange (losses) gains	(2,201)	(57)	(2,258)		(6,792)	(1,217)	(30)	(8,039)	(6,740)	(27)	(6,767)
Bullion sales receivable	(37)	—	(37)		(1,437)	(373)	—	(1,810)	(2,554)	—	(2,554)
Cash and cash equivalents	45	(57)	(12)	(1)	(3,006)	(152)	(30)	(3,188)	(1,509)	27	(1,482)
Taxation, VAT and other receivables	(3,463)	—	(3,463)		(3,490)	(1,040)	—	(4,530)	(3,803)	(54)	(3,857)
Trade and other payables	1,254	—	1,254		1,141	348	—	1,489	1,126	—	1,126

Net foreign exchange (loss) gain	(2,110)	(1,201)	(3,311)		(6,792)	(2,923)	(7)	(9,722)	(7,354)	582	(6,772)

(1)	Losses incurred due to cash held by way of Letter of credit (“LC”) denominated in RTGS$. Delays in conversion of the LC resulted in a devaluation of the asset when the RTGS$ devaluated.